CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Sales	$ 1,187	$ 1,606,108	$ 19,490,078	$ 17,424,349	$ 17,490,837	$ 16,834,304
Cost of sales	4,877	419,187	8,252,270	7,576,417	7,565,946	8,076,376
Gross profit/loss	(3,690)	1,186,921	11,237,808	9,847,932	9,924,891	8,757,928
Operating expenses
Selling expenses	10,025	95,194	101,817	881,482	886,595	1,116,455
General and administrative expenses	468,135	128,392	1,095,461	453,460	891,893	914,214
Total operating expenses	478,160	223,586	1,197,278	1,334,942	1,778,488	2,030,669
Income (loss) from operations	(481,850)	963,335	10,040,530	8,512,990	8,146,403	6,727,259
Other income (expenses):
Government subsidy	0	19,127	491,016	275,391	276,442	111,401
Interest income	2,681	2,272	7,662	8,544	10,414	19,842
Interest expense	(84,641)	(83,921)	(229,741)	(217,921)	(302,411)	(309,478)
Other income (expense), net	(47,623)	11,299	(18,330)	34,142	41,610	(2,144)
Total other income (expenses)	(129,583)	(51,223)	250,607	100,156	26,055	(180,379)
Income (loss) before provision for income taxes	(611,433)	912,112	10,291,137	8,613,146	8,172,458	6,546,880
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	(611,433)	912,112	10,291,137	8,613,146	8,172,458	6,546,880
Other comprehensive income (loss)
Foreign currency translation adjustment	85,751	501,924	(148,038)	743,299	932,630	271,853
Total comprehensive income (loss)	$ (525,682)	$ 1,414,036	$ 10,143,099	$ 9,356,445	$ 9,105,088	$ 6,818,733
Earnings per share:
Basic and diluted (in dollars per share)	$ (0.04)	$ 0.06	$ 0.65	$ 0.54	$ 0.51	$ 0.41
Weighted average number of common stock outstanding
Basic and diluted (in shares)	15,918,940	15,918,940	15,918,940	15,918,940	15,918,940	15,918,940